FINANCIAL INSTRUMENTS AND RISK MANAGEMENT	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT	FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
The Group’s financial assets and liabilities include investments, trade receivables, other assets, cash and cash equivalents, borrowings and trade and other payables as set out in Notes 12, 14, 16, 17 and 22, respectively. The Group measures financial assets and liabilities at amortized cost, with the exception of investments in equity securities which are measured at fair value through profit or loss. Financial assets and liabilities are offset, and the net amount reported in the consolidated balance sheet when there is a legally enforceable right to offset and net settlement is intended. The carrying value (less impairment provision, where applicable) of current borrowings, cash and cash equivalents, trade receivables, other assets, trade accruals and trade payables is assumed to approximate fair value due to their short-term nature. At December 31, 2023, the carrying value of investments held at amortized cost approximated the fair value. The fair value of investments held at amortized cost was calculated based on quoted market prices which would be classified as Level 1 in the fair value hierarchy in Note 12. The non-current borrowing, which is presented at amortized cost, was trading at approximately 100% (2022: 98%; 2021: 99%) of par value.
Financial risk management of the Group is mainly exercised and monitored at the Group level. The Group’s financing and financial risk management activities are centralized to achieve benefits of scale and control with the goal of maximizing liquidity and mitigating operational and financial risks. Financial exposures of the Group are managed in a manner consistent with underlying business risks. Only those risks and flows generated by the underlying commercial operations are managed; speculative transactions are not undertaken.
Foreign exchange risk management
The Group operates internationally and is exposed to foreign exchange risk arising from various currency exposures. Foreign exchange risk arises from future commercial transactions, recognized assets and liabilities, and net investments in foreign operations. The Group’s policy is to align the foreign currency assets and liabilities within its major subsidiaries in order to provide some protection against the remeasurement exposure on profits.
Interest rate risk management
The Group has interest-bearing assets and liabilities. The Group monitors interest income and expense rate exposure on a regular basis with an objective of minimizing net interest cost. The main interest rate risk arises from the Group’s borrowings, which are discussed in Note 17, due to the floating interest rate. This exposure is partially offset by the interest income generated on the Group’s investments in debt securities with varying rates and maturities and cash and cash equivalents which are based on variable market interest rates. The majority of the Group’s investments in debt securities are issued at fixed interest rates and changes in floating rates would not have a significant impact on interest rate risk.
Liquidity risk management
Liquidity risk is the risk that the Group is not able to settle or meet its obligations on time or at a reasonable price. The Group’s policy is to ensure sufficient funding and facilities are in place to meet foreseeable liquidity requirements. The Group manages and monitors liquidity risk through regular reporting of current cash and borrowing balances and periodic review of short-, medium- and long-term cash forecasts, while considering the maturity of its borrowing facility. At December 31, 2023, Indivior had $3m (2022 and 2021: $3m) of borrowings repayable within one year and $316m (2022: $774m; 2021: $1,102m) of cash and cash equivalents.
Credit risk management
The Group’s exposure to credit risk arises from cash and cash equivalents, deposits with banks and financial institutions, investments in debt securities, trade receivables and other assets. Financial institution counterparties are subject to approval under the Group’s counterparty risk policy and such approval is limited to financial institutions with a BBB rating or above. The investments in debt securities are managed by an external third-party fund manager with instructions to maintain a portfolio rating of A or higher and an allocation to BBB at 25% or less of the total portfolio. The Group applies the credit ratings assigned by Standard and Poor’s and Moody’s when assessing expected credit losses and monitors these ratings for indications of credit deterioration. All the Group’s corporate debt securities held at amortized cost are considered to be of low credit risk based on investment-grade credit ratings from Standard and Poor’s or Moody’s (BBB-/Baa3 or higher). The Group's U.S. Treasury securities have minimal default risk as they are guaranteed by the U.S. government.
Concentration of credit risk with respect to trade receivables in the U.S. is limited as the balances consist of amounts due from customers, primarily major wholesalers and distributors, for whom there is no significant history of default. Outside the U.S., no single customer accounts for a significant share of the Group’s trade receivables balance. In the U.S., in line with other pharmaceutical companies, the Group sells its products through a small number of wholesalers in addition to hospitals, pharmacies, physicians and other groups. Sales to the three largest wholesalers amounted to approximately 54% of the Group sales in 2023 (2022: 55%; 2021: 57%). At December 31, 2023, the Group had trade receivables due from these three wholesalers totaling $154m (2022: $131m; 2021: $142m). The Group is exposed to a concentration of credit risk in respect of these wholesalers such that, if one or more of them encounters financial difficulty, it could materially and adversely affect the Group’s financial results. The Group’s credit risk monitoring activities relating to these wholesalers include a review of their financial information and Standard & Poor’s credit ratings, and establishment and periodic review of credit limits. However, the Group believes there is no further credit risk provision required in relation to these customers (see Note 14).
Capital risk management
The Group considers capital to be net cash plus total reported equity. Net cash is calculated as cash and cash equivalents less total borrowings. Total borrowings reflect the outstanding principal amount of the term loan drawn before debt issuance costs of $5m (2022: $6m, 2021: $7m) and do not include lease liabilities of $43m (2022: $37m; 2021: $44m). Refer to Note 17 for further discussion on borrowings.
Total equity includes share capital, reserves and retained earnings as shown in the consolidated balance sheet.

(in millions)	2023	2022	2021
Net cash	72	528	853
Total equity	—	51	203
	$72	$579	$1,056
The objectives for managing capital are to safeguard the Group’s ability to continue as a going concern, in order to provide returns for shareholders and benefits for other stakeholders and to maintain an efficient capital structure to optimize the cost of capital.
The Group monitors net cash, which at year end amounted to $72m (2022: $528m; 2021: $853m), to maintain an appropriate level of financial flexibility.